Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Number of shares issued [member]	Capital [Member]	Revaluation surplus [member]	Other equity interest [member]	Valuation Accounts [member]	Retained earnings [member]	Retained earnings1 [member]	Provision for mandatory dividends [member]	Total Attributable to Equity Holders of the Bank [Member]	Non controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2016		$ 1,862,826	$ 451,011	$ 843,097	$ 15,552	$ 13,286		$ (1,029)	$ 3,184,743	$ 238,969	$ 3,423,712
Beginning Balance at Dec. 31, 2016	512,407										512,406,760,091
Statement [LineItems]
Dividends paid						(618)		1,029	411		$ 411
Other movements				(3,977)					(3,977)		(3,977)
Provision for mandatory dividends								(17,234)	(17,234)		(17,234)
Comprehensive income (loss) for the year					(20,287)		$ 67,821		47,534	(21,689)	25,845
Ending Balance at Dec. 31, 2017		1,862,826	451,011	839,120	(4,735)	12,668	67,821	(17,234)	3,211,477	217,280	$ 3,428,757
Ending Balance at Dec. 31, 2017	512,407										512,406,760,091
Statement [LineItems]
Distribution of income from previous year						67,821	(67,821)
Ending Balance (Revised For IFRS 9 [member]) at Jan. 01, 2018		1,862,826	451,011	839,120	(3,738)	(46,376)		(17,234)	3,085,609	214,123	$ 3,299,732
Ending Balance at Jan. 01, 2018		1,862,826	451,011	839,120	(4,735)	80,489		(17,234)	3,211,477	217,280	3,428,757
Ending Balance (Revised For IFRS 9 [member]) at Jan. 01, 2018	512,407
Ending Balance at Jan. 01, 2018	512,407
Statement [LineItems]
Distribution of income from previous year						(22,979)		17,234	(5,745)		(5,745)
Provision for mandatory dividends								(51,614)	(51,614)		(51,614)
Comprehensive income (loss) for the year					19,897		171,331		191,228	3,959	195,187
Ending Balance at Dec. 31, 2018		1,862,826	451,011	839,120	16,159	(69,355)	171,331	(51,614)	3,219,478	218,082	$ 3,437,560
Ending Balance at Dec. 31, 2018	512,407										512,406,760,091
Statement [LineItems]
Changes due to initial application of IFRS 9 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]					997	(126,865)			(125,868)	(3,157)	$ (129,025)
Distribution of income from previous year						171,331	(171,331)
Ending Balance at Jan. 01, 2019		1,862,826	451,011	839,120	16,159	101,976		(51,614)	3,219,478	218,082	3,437,560
Ending Balance at Jan. 01, 2019	512,407
Beginning Balance at Dec. 31, 2018		1,862,826	451,011	839,120	16,159	(69,355)	171,331	(51,614)	3,219,478	218,082	$ 3,437,560
Beginning Balance at Dec. 31, 2018	512,407										512,406,760,091
Statement [LineItems]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings											$ (175)
Ending Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Dec. 31, 2019	512,407										512,406,760,091
Beginning Balance at Jan. 01, 2019		1,862,826	451,011	839,120	16,159	101,976		(51,614)	3,219,478	218,082	$ 3,437,560
Beginning Balance at Jan. 01, 2019	512,407
Statement [LineItems]
Distribution of income from previous year						(51,614)		51,614
Provision for mandatory dividends								(38,120)	(38,120)		(38,120)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings					(175)	175
Comprehensive income (loss) for the year					31,133		113,684		144,817	27,894	172,711
Increase participation in Colombia				(94,282)					(94,282)	(151,531)	(245,813)
Ending Balance at Dec. 31, 2019		$ 1,862,826	$ 451,011	$ 744,838	$ 47,117	$ 50,537	$ 113,684	$ (38,120)	$ 3,231,893	$ 94,445	$ 3,326,338
Ending Balance at Dec. 31, 2019	512,407										512,406,760,091